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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stonerise Capital Management, LLC
Address: 44 Montgomery Street, Suite 2000
         San Francisco, CA 94104

Form 13F File Number: 28 - 14117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John C. Walker
Title:   Managing Member
Phone:   (415) 772-1907

  [/s/] John C. Walker       San Francisco, California      February 14, 2012
------------------------    ---------------------------    -------------------
      [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    13
Form 13F Information Table Value Total:    $127,859
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[None]

                                            FORM 13F INFORMATION TABLE
          COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------- --------- -------- ---------------- ---------- -------- -------------------
                               TITLE OF            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER           CLASS    CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE   SHARED NONE
------------------------------ -------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ACI Worldwide Inc.               Com    004498101   6428    224455 SH          Sole              224455

Alliance Data Systems Corp.      Com    018581108  15965    153750 SH          Sole              153750

Cadence Design System Inc.       Com    127387108   2960    284662 SH          Sole              284662

Capella Education Co.            Com    139594105   7660    212478 SH          Sole              212478

Cash Store Finl Svcs Inc.        Com    14756F103   6875   1171323 SH          Sole             1171323

Coinstar Inc.                    Com    19259P300  20538    450000 SH          Sole              450000

Davita Inc.                      Com    23918K108   3078     40600 SH          Sole               40600

Electronics for Imaging          Com    286082102   4826    338673 SH          Sole              338673

Equinix Inc.                     Com    29444U502  19864    195900 SH          Sole              195900

GSI Group, Inc.                  Com    36191C205   4092    400000 SH          Sole              400000

Quinstreet Inc.                  Com    74874Q100  15669   1674000 SH          Sole             1674000

Teletech Holdings Inc.           Com    879939106   6885    425000 SH          Sole              425000

Valassis Communications, Inc.    Com    918866104  13019    677000 SH          Sole              677000

                                  FORM 13F INFORMATION TABLE
  COLUMN 1      COLUMN 2 COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------------  -------- -------- -------- ---------------- ---------- -------- ----------------
                TITLE OF           VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER   CLASS    CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
--------------  -------- -------- -------- ------- --- ---- ---------- -------- ---- ------ ----


                                  FORM 13F INFORMATION TABLE
  COLUMN 1      COLUMN 2 COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------------  -------- -------- -------- ---------------- ---------- -------- ----------------
                TITLE OF           VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER   CLASS    CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
--------------  -------- -------- -------- ------- --- ---- ---------- -------- ---- ------ ----


                                  FORM 13F INFORMATION TABLE
  COLUMN 1      COLUMN 2 COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------------  -------- -------- -------- ---------------- ---------- -------- ----------------
                TITLE OF           VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER   CLASS    CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
--------------  -------- -------- -------- ------- --- ---- ---------- -------- ---- ------ ----
